Acquisitions and Other Transactions - Acquisition of Gold Stream on Casa Berardi Gold Mine - Quebec, Canada (Details) - Acquisition of gold stream - Gold Stream On Casa Beradi Gold Mine With Orezone Gold Corporation, Quebec, Canada
$ in Millions
Jan. 26, 2026 USD ($) CAD ($)
Disclosure of detailed information about business combination [line items]
Purchase price	$ 100.0
Quantity of fixed gold delivery	1,625
Quantity of fixed gold delivery, per year	6,500
Fixed gold delivery term	5 years
Variable deliveries, casa berardi	5.00%
Variable deliveries, heva hosco	2.50%
Ongoing payment	20
Upfront deposit	$ 100.0